Inventory	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
Inventory

7.	INVENTORY

	December 31, 2018	December 31, 2017
In-process precious metals	$53.6	$131.6
Ore in stockpiles	35.4	44.1
Parts and supplies	45.7	41.5
Dore, refined precious metals and gold in concentrate	5.5	12.7
	140.2	229.9
Less: Long-term inventory	(30.0)	(68.7)
	$110.2	$161.2

Long term inventory consists of heap leach and long-term stockpiles which are expected to be recovered after one year.
The amount of inventories recognized in mining and processing costs for the year ended December 31, 2018 was $393.1 million (December 31, 2017 - $323.3 million). The amount of inventories recognized in amortization costs for the year ended December 31, 2018 was $166.6 million (December 31, 2017 - $125.6 million).
For the year ended December 31, 2018, the Company wrote down $64.0 million of heap leach inventory at El Chanate, of which $62.5 million related to mining and processing costs and $1.5 million related to amortization. The Company ceased mining activities at El Chanate during 2018 and has begun residual leaching the heap leach pad. An analysis of the recoverability of the ounces in inventory on the heap leach pad was conducted as of December 31, 2018. The Company estimated that approximately 51,900 ounces were not expected to be economically recovered, resulting in an impairment charge of $64.0 million ($49.9 million after-tax).